Business combinations, acquisitions, non-controlling interest and spin-off, Telecommunication Towers to Sitios Latam (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Related Party Transaction [Abstract]
Assets transferred	$ 1,793,920,957	$ 88,509	$ 1,564,185,960	$ 1,618,099,344
Liabilities	$ 1,361,736,636	$ 67,186	$ 1,142,483,578	1,180,270,071
Lease term	12 months
Sitios Latam [Member]
Related Party Transaction [Abstract]
Assets transferred				102,609,435
Liabilities				100,026,548
Net assets				2,582,887
Non-cash effect of spin-off				$ 1,376,353
Top of Range [Member] | Sitios Latam [Member]
Related Party Transaction [Abstract]
Floor lease expiration	10 years
Lease term	10 years
Bottom of Range [Member] | Sitios Latam [Member]
Related Party Transaction [Abstract]
Floor lease expiration	5 years
Lease term	5 years